Principal Amount Effective Interest Rate and Maturity Date for Debentures and Senior Notes (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
6.6% Senior Notes, Due 2018
Debt Instrument [Line Items]
Principal Amount	$ 300,000,000
Effective Interest Rate	6.81%
Maturity Date	Apr. 15, 2018
7% Debentures, Due 2025
Debt Instrument [Line Items]
Principal Amount	125,000,000
Effective Interest Rate	7.12%
Maturity Date	Dec. 01, 2025
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Principal Amount	230,000,000
Effective Interest Rate	6.45%
Maturity Date	May 01, 2037
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Principal Amount	400,000,000
Effective Interest Rate	4.25%
Maturity Date	Jul. 02, 2024
Floating Rate Notes, Due 2017
Debt Instrument [Line Items]
Principal Amount	$ 300,000,000
Effective Interest Rate	1.33%
Debt Instrument Effective Interest Rate	LIBOR+1.10%
Maturity Date	Jun. 30, 2017